Properties, Plant and Equipment - Oil and Gas Properties - Tabular Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Mineral interests in properties
Unproved	$ 213,153	$ 75,308
Proved	1,054,683	1,031,669
Wells and equipment and related facilities	1,395,291	1,289,323
Gross oil and gas properties	2,663,127	2,396,300
Less: Accumulated depletion and impairment	(919,539)	(760,534)
Net oil and gas properties	$ 1,743,588	$ 1,635,766